Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,920,464	278,056
Number of Operating Segments	1
Number of Reportable Segments	1